Condensed Statements of Partners' Equity (Unaudited) (USD $)	General Partner [Member]	Limited Partners [Member]	Total
Partners' equity at Mar. 31, 2011	$ 44,269	$ 578,272	$ 622,541
Net loss	(876)	(86,722)	(87,598)
Partner's equity at Dec. 31, 2011	$ 43,393	$ 491,550	$ 534,943